Subsequent events (Details) - USD ($) $ in Millions	Feb. 27, 2023	Jan. 12, 2023	Dec. 31, 2022	Oct. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Sublease agreement signed but not commenced			$ 58.6
Sublease agreement commenced			41.5
Plant and equipment			210.4	$ 147.7
Leasehold improvements
Disclosure of non-adjusting events after reporting period [line items]
Plant and equipment			$ 8.4	$ 8.5
Announcement of Sublease Agreement
Disclosure of non-adjusting events after reporting period [line items]
Sublease agreement signed but not commenced		$ 58.6
Lease term		48 years
Announcement of Sublease Agreement | Leasehold improvements
Disclosure of non-adjusting events after reporting period [line items]
Plant and equipment		$ 14.5
Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maximum borrowing capacity	$ 375.0
Borrowings maturity, term	12 years
Borrowings, interest term	10 years